Stockholders' deficit, Share-based compensation (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		6 Months Ended	12 Months Ended
	May 06, 2019	May 05, 2019	Dec. 31, 2019
Stock Awards [Abstract]
Equity awards issued (in shares)		1.3
Equity awards issued, weighted average value per share (in dollars per share)		$ 2.47
Share-based compensation expense as a result of immediate vesting	$ 2,200
Minimum [Member]
Stock Awards [Abstract]
Equity awards vesting period			2 years
Maximum [Member]
Stock Awards [Abstract]
Equity awards vesting period			3 years